UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-07885

Name of Fund:  Master S&P 500 Index Series, Master Small Cap Index Series,
               Master Aggregate Bond Index Series, Master Enhanced International Series, Master Enhanced S&P 500 Series, Master International Index Series, Master Mid Cap Index Series, Master Extended Market Index Series and Master Enhanced Small Cap Series of Quantitative Master Series Trust

Fund Address:  P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., chief Executive Officer, Master S&P 500 Index Series, Master Small Cap Index Series, Master Aggregate Bond Index Series, Master Enhanced International Series, Master Enhanced S&P 500 Series, Master International Index Series, Master Mid Cap Index Series, Master Extended Market Index Series and Master Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)The name of the issuer of the portfolio security;

(b)The exchange ticker symbol of the portfolio security;

(c)The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)The shareholder meeting date;

(e)A brief identification of the matter voted on;

(f)Whether the matter was proposed by the issuer or by a security holder;

(g)Whether the registrant cast its vote on the matter;

(h)How the registrant cast its vote; and

(i)Whether the registrant cast its vote for or against management.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Master S&P 500 Index Series, Master Small Cap Index Series, Master Aggregate Bond Index Series, Master Enhanced International Series, Master Enhanced S&P 500 Series, Master International Index Series, Master Mid Cap Index Series, Master Extended Market Index Series and Master Enhanced Small Cap Series of Quantitative Master Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Master S&P 500 Index Series, Master Small Cap Index Series,
       Master Aggregate Bond Index Series, Master Enhanced International Series, Master Enhanced S&P 500 Series, Master International Index Series, Master Mid Cap Index Series, Master Extended Market Index Series and Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date:  August 31, 2006